Schedule of Investments (unaudited)	iShares® MSCI Australia ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 24.4%
Australia & New Zealand Banking Group Ltd.	5,451,793	$87,698,954
Commonwealth Bank of Australia	3,040,684	210,054,498
National Australia Bank Ltd.	5,676,125	106,317,540
Westpac Banking Corp.	6,365,702	89,779,615
		493,850,607
Beverages — 0.5%
Treasury Wine Estates Ltd.	1,442,933	10,204,579

Biotechnology — 7.5%
CSL Ltd.	876,312	152,045,988

Broadline Retail — 3.5%
Wesfarmers Ltd.	2,058,086	71,591,733

Capital Markets — 4.3%
ASX Ltd.	350,596	13,444,101
Macquarie Group Ltd.	666,040	74,194,228
		87,638,329
Chemicals — 0.4%
Orica Ltd.	829,930	8,541,660

Commercial Services & Supplies — 1.1%
Brambles Ltd.	2,520,857	22,215,271

Construction Materials — 1.3%
James Hardie Industries PLC(a)	798,411	25,496,796

Consumer Staples Distribution & Retail — 4.2%
Coles Group Ltd.	2,427,933	24,570,994
Endeavour Group Ltd.	2,610,610	8,493,533
Woolworths Group Ltd.	2,216,036	51,080,194
		84,144,721
Diversified Consumer Services — 0.4%
IDP Education Ltd.	479,675	7,176,096

Diversified REITs — 1.5%
GPT Group (The)	3,490,287	9,488,203
Mirvac Group	7,127,948	9,681,714
Stockland	4,319,205	11,770,529
		30,940,446
Diversified Telecommunication Services — 0.9%
Telstra Corp. Ltd.	7,336,179	18,537,431

Electric Utilities — 0.8%
Origin Energy Ltd.	3,124,723	17,046,979

Financial Services — 0.5%
Washington H Soul Pattinson & Co. Ltd.	427,510	9,441,807

Gas Utilities — 0.6%
APA Group	2,327,372	13,098,386

Ground Transportation — 0.4%
Aurizon Holdings Ltd.	3,323,750	7,753,145

Health Care Equipment & Supplies — 1.1%
Cochlear Ltd.	118,882	21,441,161

Health Care Providers & Services — 1.3%
Ramsay Health Care Ltd.	334,053	10,847,414
Sonic Healthcare Ltd.	814,945	15,770,013
		26,617,427
Hotels, Restaurants & Leisure — 2.0%
Aristocrat Leisure Ltd.	1,058,879	28,337,337
Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Lottery Corp. Ltd. (The)	4,028,126	$12,227,563
		40,564,900
Industrial REITs — 2.3%
Goodman Group	3,100,720	46,586,343

Insurance — 3.8%
Insurance Australia Group Ltd.	4,420,169	17,356,828
Medibank Pvt Ltd.	4,983,366	11,393,478
QBE Insurance Group Ltd.	2,710,063	27,574,783
Suncorp Group Ltd.	2,307,710	21,305,173
		77,630,262
Interactive Media & Services — 1.6%
carsales.com Ltd.	649,591	11,923,653
REA Group Ltd.	96,292	9,875,162
SEEK Ltd.	644,025	10,149,169
		31,947,984
Metals & Mining — 22.8%
BHP Group Ltd.	9,195,036	279,919,120
BlueScope Steel Ltd.	819,476	11,241,040
Fortescue Metals Group Ltd.	3,071,998	50,444,951
IGO Ltd.	1,241,805	6,987,303
Mineral Resources Ltd.	318,919	12,801,406
Northern Star Resources Ltd.	2,084,765	17,420,925
Pilbara Minerals Ltd.(b)	5,186,400	12,401,402
Rio Tinto Ltd.	673,411	55,290,651
South32 Ltd.	8,227,483	16,536,891
		463,043,689
Office REITs — 0.4%
Dexus	1,959,738	9,108,369

Oil, Gas & Consumable Fuels — 5.2%
Ampol Ltd.	430,633	9,704,180
Santos Ltd.	5,891,679	26,645,994
Woodside Energy Group Ltd.	3,444,460	69,982,307
		106,332,481
Passenger Airlines — 0.3%
Qantas Airways Ltd.(a)	1,520,848	5,323,765

Professional Services — 0.8%
Computershare Ltd.	985,685	15,374,172

Retail REITs — 1.2%
Scentre Group	9,409,606	16,454,792
Vicinity Ltd.	7,050,314	8,823,794
		25,278,586
Software — 1.5%
WiseTech Global Ltd.	302,332	13,314,239
Xero Ltd.(a)	260,818	17,782,363
		31,096,602
Trading Companies & Distributors — 0.3%
Reece Ltd.	412,154	5,257,706

Transportation Infrastructure — 2.4%
Transurban Group	5,601,461	47,858,783

Total Long-Term Investments — 99.3%
(Cost: $2,387,065,657)		2,013,186,204

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)(e)	12,309,049	12,315,203

Schedule of Investments (unaudited) (continued)	iShares® MSCI Australia ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(c)(d)	770,000	$770,000

Total Short-Term Securities — 0.7%
(Cost: $13,084,596)		13,085,203

Total Investments — 100.0%
(Cost: $2,400,150,253)		2,026,271,407

Other Assets Less Liabilities — 0.0%		1,009,033

Net Assets — 100.0%		$2,027,280,440

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$12,314,535	(a)	$—		$61	$607	$12,315,203	12,309,049	$12,200	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,220,000	—		(450,000	)(a)	—	—	770,000	770,000	7,912		—
						$61	$607	$13,085,203		$20,112		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SPI 200 Index	114	12/21/23	$13,329	$50,561

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Schedule of Investments (unaudited) (continued)	iShares® MSCI Australia ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$2,013,186,204	$—	$2,013,186,204
Short-Term Securities
Money Market Funds	13,085,203	—	—	13,085,203
	$13,085,203	$2,013,186,204	$—	$2,026,271,407
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$50,561	$—	$50,561

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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